Common share capital (Details)			1 Months Ended				12 Months Ended
	Jan. 29, 2014 shares	Mar. 31, 2011 shares	Dec. 31, 2015 USD ($) $ / shares shares		Mar. 31, 2012 shares	Feb. 28, 2011 shares	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 21, 2012 USD ($)	Sep. 20, 2012 USD ($)	Dec. 31, 2010 USD ($)
Common Shares [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.1	[1]			$ 0.1	[1]	$ 0.1				$ 5
Authorized share capital (shares) | shares			100,000,000				100,000,000		100,000,000
Authorized share capital			$ 10,000,000				$ 10,000,000		$ 10,000,000
Issued and fully paid share capital (shares) | shares			24,351,618				24,351,618		24,351,618
Issued and fully paid share capital			$ 2,400,000				$ 2,400,000		$ 2,400,000				$ 1,205,700,000
Treasury shares held by Company (shares) | shares			(237,386.000000)				(237,386.000000)		(237,386)
Treasury shares held by Company			$ 0				$ 0		$ 0
Outstanding shares in issue (shares) | shares			24,114,232	[1]			24,114,232	[1]	24,114,232				241,142,651
Outstanding shares in issue			$ 2,400,000	[1]			$ 2,400,000	[1]	$ 2,400,000	$ 2,400,000	$ 2,400,000	$ 2,400,000		$ 1,205,700,000
Share premium																$ 0	$ 834,300,000
Contributed surplus			2,037,600,000	[1]			2,037,600,000	[1]	$ 2,037,600,000	$ 2,037,600,000	$ 2,037,600,000	$ 2,037,600,000		$ 834,300,000		$ 834,300,000
Authorized share capital			$ 10,000,000				10,000,000						$ 2,000,000,000
Formation of Company
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares						3,000
Private Placement
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares					30,000,000	50,000,000
Stock Issued to Parent
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares		150,000,000
Initial Public Offering
Common Shares [Line Items]
Stock issued during period, shares, new issues | shares	13,513,514
North Atlantic Restructuring
Common Shares [Line Items]
Contributed deficit															$ 10,000,000			$ 2,000,000,000
Share Capital
Common Shares [Line Items]
Reverse stock split ratio			0.10
Contributed surplus
Common Shares [Line Items]
Contributed surplus increase			$ (1,203,300,000)				$ (1,203,300,000)	[1]

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".